Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers (NEOs) for each of the fiscal years ended March 31, 2022, 2023, 2024, 2025, and 2026, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($M)	Cash from Operating Activities ($M)(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2026	$4,840,825	$5,487,533	$917,253	$1,101,129	$49	$148	$12	$19
2025	$3,232,021	$3,988,342	$894,247	$1,069,950	$42	$147	($19)	$45
2024	$2,526,062	$2,450,091	$674,126	$668,556	$36	$144	($49)	$39
2023	$2,830,752	$69,201	$630,959	$364,826	$33	$131	($4)	($22)
2022	$4,334,649	$3,535,526	$776,186	$677,328	$79	$124	$7	($45)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2026	Selwyn Joffe	David Lee, Doug Schooner, Jamie Cook, and Kamlesh Shah
2025	Selwyn Joffe	David Lee, Doug Schooner, Juliet Stone, and Kamlesh Shah
2024	Selwyn Joffe	David Lee, Doug Schooner, Juliet Stone, and Kamlesh Shah
2023	Selwyn Joffe	David Lee, Richard Mochulsky, Doug Schooner, and Juliet Stone
2022	Selwyn Joffe	David Lee, Richard Mochulsky, Doug Schooner, and Juliet Stone

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2026
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,140,529)	($365,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,292,453	$382,739
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$448,325	$52,119
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($181,381)	$92,937
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$227,840	$21,160
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$646,708	$183,876

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU/RS awards (excluding any market-based awards), the same valuation methodology as RS/RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period and (iv) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended March 31, 2026 and prior fiscal years.
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Zacks Retail and Wholesale Auto Parts Index.
(4)
Cash from operating activities is a GAAP measure. An explanation of how the Company determines cash from operating activities is included in Appendix A and ties to the Company’s 8-K filing, of the press release to our earnings release made on June 8, 2026.

Company Selected Measure Name	Cash from operating activities
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2026	Selwyn Joffe	David Lee, Doug Schooner, Jamie Cook, and Kamlesh Shah
2025	Selwyn Joffe	David Lee, Doug Schooner, Juliet Stone, and Kamlesh Shah
2024	Selwyn Joffe	David Lee, Doug Schooner, Juliet Stone, and Kamlesh Shah
2023	Selwyn Joffe	David Lee, Richard Mochulsky, Doug Schooner, and Juliet Stone
2022	Selwyn Joffe	David Lee, Richard Mochulsky, Doug Schooner, and Juliet Stone

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Zacks Retail and Wholesale Auto Parts Index.

PEO Total Compensation Amount	$ 4,840,825	$ 3,232,021	$ 2,526,062	$ 2,830,752	$ 4,334,649
PEO Actually Paid Compensation Amount	$ 5,487,533	3,988,342	2,450,091	69,201	3,535,526
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2026
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,140,529)	($365,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,292,453	$382,739
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$448,325	$52,119
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($181,381)	$92,937
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$227,840	$21,160
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$646,708	$183,876

Non-PEO NEO Average Total Compensation Amount	$ 917,253	894,247	674,126	630,959	776,186
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,101,129	1,069,950	668,556	364,826	677,328
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2026
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,140,529)	($365,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,292,453	$382,739
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$448,325	$52,119
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($181,381)	$92,937
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$227,840	$21,160
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$646,708	$183,876

Equity Valuation Assumption Difference, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU/RS awards (excluding any market-based awards), the same valuation methodology as RS/RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period and (iv) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended March 31, 2026 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended March 31, 2026:
•	Cash from Operating Activities;
•	Net Sales;
•	Relative Total Shareholder Return; and
•	Net Income after adjustments
For additional details regarding our most important financial performance measures, please see the introduction to our Compensation Discussion and Analysis (CD&A), as well as the sections titled “Actions Taken” and “Say on Pay Vote” elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 49	42	36	33	79
Peer Group Total Shareholder Return Amount	148	147	144	131	124
Net Income (Loss)	$ 12,000,000	$ (19,000,000)	$ (49,000,000)	$ (4,000,000)	$ 7,000,000
Company Selected Measure Amount	19,000,000	45,000,000	39,000,000	(22,000,000)	(45,000,000)
PEO Name	Selwyn Joffe	Selwyn Joffe	Selwyn Joffe	Selwyn Joffe	Selwyn Joffe
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted-Average Remaining Contractual Term	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Cash from Operating Activities
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income after adjustments
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 646,708
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,140,529)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,292,453
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,381)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,325
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,840
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,876
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,079)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,739
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,937
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,119
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,160